Distribution Date:	05/12/23	COMM 2014-UBS5 Mortgage Trust
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS5

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25	Controlling Class	RREF II CMBS AIV, L.P.
Historical Liquidated Loan Detail	26	Representative
			-
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592KAY0	1.373000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592KAZ7	3.031000%	253,000,000.00	5,642,791.04	0.00	14,252.75	0.00	0.00	14,252.75	5,642,791.04	38.64%	30.00%
A-SB	12592KBA1	3.548000%	78,700,000.00	17,051,572.91	1,578,611.31	50,415.82	0.00	0.00	1,629,027.13	15,472,961.60	38.64%	30.00%
A-3	12592KBB9	3.565000%	260,000,000.00	260,000,000.00	0.00	772,416.67	0.00	0.00	772,416.67	260,000,000.00	38.64%	30.00%
A-4	12592KBC7	3.838000%	354,751,000.00	354,751,000.00	0.00	1,134,611.95	0.00	0.00	1,134,611.95	354,751,000.00	38.64%	30.00%
A-M	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00	28.90%	22.88%
B	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00	22.75%	18.38%
C	12592KBH6	4.609272%	53,113,000.00	53,113,000.00	0.00	204,010.23	0.00	0.00	204,010.23	53,113,000.00	17.62%	14.63%
D	12592KAG9	3.495000%	104,216,000.00	104,216,000.00	0.00	303,529.10	0.00	0.00	303,529.10	104,216,000.00	7.57%	7.27%
E	12592KAJ3	3.495000%	36,301,000.00	36,301,000.00	0.00	105,726.66	0.00	0.00	105,726.66	36,301,000.00	4.06%	4.70%
F*	12592KAL8	3.495000%	22,365,000.00	22,365,000.00	0.00	27,195.72	0.00	0.00	27,195.72	22,365,000.00	1.90%	3.13%
G	12592KAN4	3.495000%	44,261,324.00	19,663,954.35	0.00	0.00	0.00	(76,085.94)	0.00	19,740,040.29	0.00%	0.00%
V	12592KAQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592KAW4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,416,359,327.00	1,037,756,318.30	1,578,611.31	3,204,529.81	0.00	(76,085.94)	4,783,141.12	1,036,253,792.93

X-A	12592KBD5	0.831749%	1,092,367,000.00	738,361,363.95	0.00	511,775.98	0.00	0.00	511,775.98	736,782,752.64
X-B-1	12592KAA2	0.095272%	63,736,000.00	63,736,000.00	0.00	5,060.23	0.00	0.00	5,060.23	63,736,000.00
X-B-2	12592KBJ2	0.738103%	157,329,000.00	157,329,000.00	0.00	96,770.84	0.00	0.00	96,770.84	157,329,000.00
X-C	12592KAC8	1.114272%	36,301,000.00	36,301,000.00	0.00	33,707.67	0.00	0.00	33,707.67	36,301,000.00
X-D	12592KAE4	1.114272%	66,626,324.00	42,028,954.35	0.00	39,026.42	0.00	0.00	39,026.42	42,105,040.29
Notional SubTotal			1,416,359,324.00	1,037,756,318.30	0.00	686,341.14	0.00	0.00	686,341.14	1,036,253,792.93

Deal Distribution Total					1,578,611.31	3,890,870.95	0.00	(76,085.94)	5,469,482.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592KAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592KAZ7	22.30352190	0.00000000	0.05633498	0.00000000	0.00000000	0.00000000	0.00000000	0.05633498	22.30352190
A-SB	12592KBA1	216.66547535	20.05859352	0.64060762	0.00000000	0.00000000	0.00000000	0.00000000	20.69920114	196.60688183
A-3	12592KBB9	1,000.00000000	0.00000000	2.97083335	0.00000000	0.00000000	0.00000000	0.00000000	2.97083335	1,000.00000000
A-4	12592KBC7	1,000.00000000	0.00000000	3.19833334	0.00000000	0.00000000	0.00000000	0.00000000	3.19833334	1,000.00000000
A-M	12592KBE3	1,000.00000000	0.00000000	3.49416663	0.00000000	0.00000000	0.00000000	0.00000000	3.49416663	1,000.00000000
B	12592KBF0	1,000.00000000	0.00000000	3.76166672	0.00000000	0.00000000	0.00000000	0.00000000	3.76166672	1,000.00000000
C	12592KBH6	1,000.00000000	0.00000000	3.84106019	0.00000000	0.00000000	0.00000000	0.00000000	3.84106019	1,000.00000000
D	12592KAG9	1,000.00000000	0.00000000	2.91250000	0.00000000	0.00000000	0.00000000	0.00000000	2.91250000	1,000.00000000
E	12592KAJ3	1,000.00000000	0.00000000	2.91249993	0.00000000	0.00000000	0.00000000	0.00000000	2.91249993	1,000.00000000
F	12592KAL8	1,000.00000000	0.00000000	1.21599463	1.69650525	49.99874178	0.00000000	0.00000000	1.21599463	1,000.00000000
G	12592KAN4	444.26945633	0.00000000	0.00000000	1.29393486	88.84988416	0.00000000	(1.71901636)	0.00000000	445.98847269
V	12592KAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592KBD5	675.92792894	0.00000000	0.46850187	0.00000000	0.00000000	0.00000000	0.00000000	0.46850187	674.48279986
X-B-1	12592KAA2	1,000.00000000	0.00000000	0.07939359	0.00000000	0.00000000	0.00000000	0.00000000	0.07939359	1,000.00000000
X-B-2	12592KBJ2	1,000.00000000	0.00000000	0.61508584	0.00000000	0.00000000	0.00000000	0.00000000	0.61508584	1,000.00000000
X-C	12592KAC8	1,000.00000000	0.00000000	0.92856037	0.00000000	0.00000000	0.00000000	0.00000000	0.92856037	1,000.00000000
X-D	12592KAE4	630.81604727	0.00000000	0.58575076	0.00000000	0.00000000	0.00000000	0.00000000	0.58575076	631.95802743

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	14,252.75	0.00	14,252.75	0.00	0.00	0.00	14,252.75	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	50,415.82	0.00	50,415.82	0.00	0.00	0.00	50,415.82	0.00
A-3	04/01/23 - 04/30/23	30	0.00	772,416.67	0.00	772,416.67	0.00	0.00	0.00	772,416.67	0.00
A-4	04/01/23 - 04/30/23	30	0.00	1,134,611.95	0.00	1,134,611.95	0.00	0.00	0.00	1,134,611.95	0.00
X-A	04/01/23 - 04/30/23	30	0.00	511,775.98	0.00	511,775.98	0.00	0.00	0.00	511,775.98	0.00
A-M	04/01/23 - 04/30/23	30	0.00	352,617.32	0.00	352,617.32	0.00	0.00	0.00	352,617.32	0.00
B	04/01/23 - 04/30/23	30	0.00	239,753.59	0.00	239,753.59	0.00	0.00	0.00	239,753.59	0.00
C	04/01/23 - 04/30/23	30	0.00	204,010.23	0.00	204,010.23	0.00	0.00	0.00	204,010.23	0.00
X-B-1	04/01/23 - 04/30/23	30	0.00	5,060.23	0.00	5,060.23	0.00	0.00	0.00	5,060.23	0.00
X-B-2	04/01/23 - 04/30/23	30	0.00	96,770.84	0.00	96,770.84	0.00	0.00	0.00	96,770.84	0.00
X-C	04/01/23 - 04/30/23	30	0.00	33,707.67	0.00	33,707.67	0.00	0.00	0.00	33,707.67	0.00
X-D	04/01/23 - 04/30/23	30	0.00	39,026.42	0.00	39,026.42	0.00	0.00	0.00	39,026.42	0.00
D	04/01/23 - 04/30/23	30	0.00	303,529.10	0.00	303,529.10	0.00	0.00	0.00	303,529.10	0.00
E	04/01/23 - 04/30/23	30	0.00	105,726.66	0.00	105,726.66	0.00	0.00	0.00	105,726.66	0.00
F	04/01/23 - 04/30/23	30	1,080,279.52	65,138.06	0.00	65,138.06	37,942.34	0.00	0.00	27,195.72	1,118,221.86
G	04/01/23 - 04/30/23	30	3,875,342.24	57,271.27	0.00	57,271.27	57,271.27	0.00	0.00	0.00	3,932,613.51
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,955,621.76	3,986,084.56	0.00	3,986,084.56	95,213.61	0.00	0.00	3,890,870.95	5,050,835.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592KBE3	4.193000%	100,916,000.00	100,916,000.00	0.00	352,617.32	0.00	0.00	352,617.32	100,916,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592KBF0	4.514000%	63,736,000.00	63,736,000.00	0.00	239,753.59	0.00	0.00	239,753.59	63,736,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592KBH6	4.609272%	53,113,000.00	53,113,000.00	0.00	204,010.23	0.00	0.00	204,010.23	53,113,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			217,765,000.03	217,765,000.00	0.00	796,381.14	0.00	0.00	796,381.14	217,765,000.00

Exchangeable Certificate Details
PEZ	12592KBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12592KBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	5,469,482.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,002,937.68	Master Servicing Fee	12,529.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,557.35
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	432.40
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,124.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,002,937.68	Total Fees	16,853.08

Principal		Expenses/Reimbursements
Scheduled Principal	1,502,525.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	71,070.36
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,210.62
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	76,085.94	Special Servicing Fees (Work Out)	87.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(154.87)
Total Principal Collected	1,578,611.31	Total Expenses/Reimbursements	95,213.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,890,870.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,578,611.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,469,482.26
Total Funds Collected	5,581,548.99	Total Funds Distributed	5,581,548.95

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,037,756,318.30	1,037,756,318.30	Beginning Certificate Balance	1,037,756,318.30
(-) Scheduled Principal Collections	1,502,525.37	1,502,525.37	(-) Principal Distributions	1,578,611.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(76,085.94)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(76,085.94)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(76,085.94)	(76,085.94)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,036,253,792.93	1,036,253,792.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,041,111,713.95	1,041,111,713.95	Ending Certificate Balance	1,036,253,792.93
Ending Actual Collateral Balance	1,039,575,960.17	1,039,575,960.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP	Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP
7,499,999 or less	13	67,014,768.75	6.47%	15	4.7710	1.997151	1.24 or less	9	209,259,019.73	20.19%	15	4.7540	0.744925
7,500,000 to 14,999,999	10	102,273,639.75	9.87%	15	4.6604	1.671013	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	5	100,476,337.41	9.70%	16	4.9831	0.813293	1.30 to 1.39	2	53,674,313.38	5.18%	16	5.1681	1.361375
25,000,000 to 49,999,999	6	194,301,354.22	18.75%	16	4.7146	1.165264	1.40 to 1.49	2	21,161,957.19	2.04%	15	4.7041	1.425066
50,000,000 to 74,999,999	3	186,238,469.59	17.97%	15	4.3734	1.822491	1.50 to 1.74	10	177,518,672.30	17.13%	16	4.3717	1.694164
75,000,000 or greater	1	120,000,000.00	11.58%	16	4.1250	4.022100	1.75 to 1.99	5	81,848,130.07	7.90%	16	4.6208	1.843882
Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614	2.00 or greater	10	226,842,477.05	21.89%	14	4.3932	3.192365
							Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	21	265,949,223.21	25.66%	15	4.7902	NAP
							Defeased	21	265,949,223.21	25.66%	15	4.7902	NAP
Alabama	3	22,833,085.88	2.20%	14	4.8203	1.605590
							Industrial	2	18,558,934.30	1.79%	16	4.7611	1.821475
Arizona	1	44,292,443.68	4.27%	16	4.1300	1.710900
							Lodging	8	269,430,544.27	26.00%	16	4.2938	2.624090
California	6	149,278,932.55	14.41%	16	4.7030	1.373153
							Mixed Use	1	5,469,132.29	0.53%	13	4.9000	3.047000
Colorado	4	13,471,672.99	1.30%	14	4.5689	1.720977
							Mobile Home Park	1	2,816,812.21	0.27%	12	5.9500	3.427200
Connecticut	1	21,850,113.78	2.11%	16	5.1000	0.139800
							Multi-Family	1	6,759,095.00	0.65%	16	4.4030	1.604800
Florida	3	154,187,026.68	14.88%	16	4.2693	3.410014
							Office	27	314,826,349.70	30.38%	15	4.7533	1.374905
Georgia	9	83,510,287.32	8.06%	15	4.5057	1.653668
							Other	1	11,360,927.59	1.10%	16	4.5980	2.441000
Massachusetts	1	25,864,201.31	2.50%	16	4.1300	1.710900
							Retail	14	132,015,144.70	12.74%	15	4.6550	1.346641
Michigan	2	15,400,230.41	1.49%	16	4.7637	1.873098
							Self Storage	1	9,067,629.65	0.88%	15	4.5000	2.050500
Mississippi	1	2,825,000.00	0.27%	13	4.5100	2.253200
							Totals	77	1,036,253,792.93	100.00%	15	4.6287	1.792614
Missouri	1	4,757,730.05	0.46%	11	4.6266	2.063200

Nebraska	2	5,466,765.49	0.53%	11	4.6266	2.063200

New Jersey	2	69,780,376.05	6.73%	16	4.9539	1.095458

New York	1	5,908,627.98	0.57%	11	4.6266	2.063200

North Carolina	1	5,052,369.96	0.49%	15	4.7465	2.704400

Ohio	3	33,392,861.92	3.22%	16	4.5694	1.764486

Oklahoma	1	4,778,281.83	0.46%	11	4.6266	2.063200

Tennessee	4	16,429,951.54	1.59%	13	4.6794	2.126116

Texas	6	56,553,451.09	5.46%	14	4.8444	1.247483

Virginia	2	16,558,742.37	1.60%	13	4.5573	2.056245

Wisconsin	2	18,112,416.83	1.75%	16	4.5148	0.896301

Totals	77	1,036,253,792.93	100.00%	15	4.6287	1.792614

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP	Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP
	4.7499% or less	23	568,831,911.93	54.89%	15	4.3881	2.062380	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	8	101,013,062.14	9.75%	16	4.8212	1.501773	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	7	100,459,595.65	9.69%	15	5.3702	1.095882	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	38	770,304,569.72	74.34%	15	4.5730	1.862819
								Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP	Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP
	60 months or less	38	770,304,569.72	74.34%	15	4.5730	1.862819	Interest Only	1	120,000,000.00	11.58%	16	4.1250	4.022100
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	37	650,304,569.72	62.76%	15	4.6557	1.464370
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614	Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	265,949,223.21	25.66%	15	4.7902	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	2	18,281,131.89	1.76%	15	4.8413	1.576078
	1 year or less	35	724,953,973.07	69.96%	15	4.5615	1.918820
	2 years or greater	1	27,069,464.76	2.61%	14	4.7000	0.556700
	Totals	56	1,036,253,792.93	100.00%	15	4.6287	1.792614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100286	LO	Miami Beach	FL	Actual/360	4.125%	412,500.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	05/06/23
2	302501002	LO	Various	Various	Actual/360	4.130%	241,875.09	121,830.12	0.00	N/A	09/01/24	--	70,278,475.11	70,156,644.99	05/01/23
3	407000297	IN	Suffern	NY	Actual/360	4.579%	193,123.62	171,069.78	0.00	N/A	08/06/24	05/06/24	50,616,652.43	50,445,582.65	05/06/23
4	656100291	OF	San Diego	CA	Actual/360	4.423%	223,641.96	88,779.09	0.00	N/A	09/06/24	--	60,670,603.69	60,581,824.60	05/06/23
6	302501006	OF	Los Angeles	CA	Actual/360	4.995%	239,551.88	0.00	0.00	N/A	08/06/24	02/06/24	57,550,000.00	57,550,000.00	05/06/23
7	301991002	OF	Various	Various	Actual/360	4.627%	213,980.25	0.00	0.00	04/06/24	04/06/29	--	55,500,000.00	55,500,000.00	05/06/23
8	302501008	OF	Hamilton	NJ	Actual/360	5.300%	188,884.16	0.00	0.00	N/A	09/06/24	--	42,766,225.43	42,766,225.43	05/06/23
10	302501010	OF	Kennesaw	GA	Actual/360	4.360%	140,432.75	64,596.93	0.00	N/A	08/01/24	--	38,651,216.18	38,586,619.25	05/01/23
12	301880015	OF	Pleasant Hill	CA	Actual/360	4.540%	111,500.29	66,672.39	0.00	N/A	09/06/24	--	29,471,442.31	29,404,769.92	05/06/23
14	301880014	LO	Miami Beach	FL	Actual/360	4.800%	118,024.23	45,933.69	0.00	N/A	09/06/24	--	29,506,057.93	29,460,124.24	05/06/23
15	302501015	OF	Dallas	TX	Actual/360	4.700%	106,215.46	49,375.88	0.00	N/A	07/06/24	--	27,118,840.64	27,069,464.76	07/06/20
16	302501016	RT	Toms River	NJ	Actual/360	4.406%	99,374.07	50,960.55	0.00	N/A	09/06/24	--	27,065,111.17	27,014,150.62	09/06/22
17	302501017	MF	Dearborn	MI	Actual/360	4.645%	109,458.12	45,143.03	0.00	N/A	09/06/24	06/06/24	28,277,662.83	28,232,519.80	05/06/23
18	301880016	LO	Columbus	OH	Actual/360	4.610%	92,183.06	43,826.11	0.00	N/A	09/06/24	--	23,995,589.76	23,951,763.65	05/06/23
19	302501019	OF	Wallingford	CT	Actual/360	5.100%	93,058.22	45,936.92	0.00	N/A	09/01/24	--	21,896,050.70	21,850,113.78	08/01/20
20	406100226	OF	Beverly Hills	CA	Actual/360	5.881%	98,807.74	23,172.06	0.00	N/A	08/06/24	--	20,161,416.93	20,138,244.87	05/06/23
21	302501021	RT	Madera	CA	Actual/360	4.782%	74,406.19	35,551.51	0.00	N/A	09/06/24	--	18,669,614.80	18,634,063.29	05/06/23
23	302501023	LO	Newark	CA	Actual/360	4.482%	59,537.64	36,535.11	0.00	N/A	08/06/24	--	15,938,686.93	15,902,151.82	05/06/23
24	302501024	LO	College Park	GA	Actual/360	4.511%	52,191.56	31,524.30	0.00	N/A	09/06/24	06/06/24	13,882,271.35	13,850,747.05	05/06/23
25	407000287	RT	Birmingham	AL	Actual/360	4.800%	55,874.84	30,694.94	0.00	N/A	08/06/24	--	13,968,711.09	13,938,016.15	05/06/23
27	406100229	OF	Flushing	NY	Actual/360	5.150%	58,700.83	28,663.37	0.00	N/A	08/06/24	--	13,677,862.83	13,649,199.46	05/06/23
28	406100235	IN	Wyoming	MI	Actual/360	4.778%	55,607.67	24,870.63	0.00	N/A	09/06/24	--	13,965,926.88	13,941,056.25	05/06/23
29	302501029	MF	Indianapolis	IN	Actual/360	4.800%	52,887.16	23,713.98	0.00	N/A	07/06/24	--	13,221,789.30	13,198,075.32	05/06/23
30	302501030	IN	Chandler	AZ	Actual/360	4.525%	49,620.45	21,523.61	0.00	N/A	08/06/24	05/06/24	13,159,015.04	13,137,491.43	05/06/23
32	406100237	98	Atlanta	GA	Actual/360	4.598%	43,629.23	25,561.62	0.00	N/A	09/06/24	--	11,386,489.21	11,360,927.59	05/06/23
33	302501033	OF	Minneapolis	MN	Actual/360	4.340%	40,694.58	23,074.27	0.00	N/A	08/06/24	05/06/24	11,251,957.39	11,228,883.12	05/06/23
34	406100209	OF	Palo Alto	CA	Actual/360	5.089%	48,431.54	19,949.22	0.00	N/A	10/06/24	--	11,420,289.54	11,400,340.32	05/06/23
35	302501035	RT	Plano	TX	Actual/360	4.651%	42,355.62	20,043.69	0.00	N/A	07/06/24	--	10,928,131.64	10,908,087.95	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	406100233	OF	Milwaukee	WI	Actual/360	4.589%	40,631.37	20,807.09	0.00	N/A	09/06/24	--	10,624,894.19	10,604,087.10	04/06/23
38	302501038	OF	Phoenix	AZ	Actual/360	4.490%	35,790.22	21,904.19	0.00	N/A	08/06/24	02/06/24	9,565,313.81	9,543,409.62	05/06/23
41	302501041	MU	White Marsh	MD	Actual/360	4.843%	32,797.64	26,761.49	0.00	N/A	08/06/24	05/06/24	8,127,448.06	8,100,686.57	05/06/23
42	302501042	SS	Chesapeake	VA	Actual/360	4.500%	34,071.55	18,117.04	0.00	N/A	08/01/24	--	9,085,746.69	9,067,629.65	05/01/23
43	301880011	RT	Augusta	GA	Actual/360	4.890%	36,153.26	15,533.35	0.00	N/A	09/06/24	--	8,871,965.29	8,856,431.94	05/06/23
44	302501044	RT	Aurora	CO	Actual/360	4.519%	27,265.94	16,406.14	0.00	N/A	09/06/24	--	7,240,347.18	7,223,941.04	05/06/23
45	406100224	RT	Lilburn	GA	Actual/360	4.729%	30,652.49	14,100.39	0.00	N/A	07/06/24	--	7,778,173.78	7,764,073.39	05/06/23
46	302501046	OF	Various	Various	Actual/360	4.510%	31,288.12	0.00	0.00	06/06/24	06/06/31	--	8,325,000.00	8,325,000.00	05/06/23
47	301880012	RT	Greendale	WI	Actual/360	4.410%	27,638.94	12,469.20	0.00	N/A	09/06/24	--	7,520,798.93	7,508,329.73	05/06/23
48	301880010	MF	Reynoldsburg	OH	Actual/360	4.403%	24,850.23	13,621.82	0.00	N/A	09/06/24	--	6,772,716.82	6,759,095.00	05/06/23
50	302501050	RT	Orange Park	FL	Actual/360	4.800%	25,787.65	14,086.92	0.00	N/A	09/06/24	06/06/24	6,446,911.72	6,432,824.80	05/06/23
51	302501051	RT	Atlanta	GA	Actual/360	4.258%	20,577.55	20,221.96	0.00	N/A	08/06/24	--	5,799,216.51	5,778,994.55	05/06/23
52	406100230	RT	Houston	TX	Actual/360	5.223%	30,920.51	10,369.43	0.00	N/A	08/06/24	--	7,104,079.79	7,093,710.36	05/06/23
53	406100219	RT	Cypress	TX	Actual/360	4.905%	26,093.19	12,142.33	0.00	N/A	06/06/24	--	6,383,264.57	6,371,122.24	05/06/23
54	302501054	RT	Atlanta	GA	Actual/360	4.280%	20,350.86	11,739.49	0.00	N/A	08/06/24	--	5,705,847.80	5,694,108.31	05/06/23
55	302501056	LO	Leland	NC	Actual/360	4.747%	20,050.88	16,851.19	0.00	N/A	08/06/24	--	5,069,221.15	5,052,369.96	05/06/23
56	407000308	LO	Waxahachie	TX	Actual/360	5.106%	20,948.09	15,680.42	0.00	N/A	09/06/24	--	4,923,170.03	4,907,489.61	05/06/23
57	406100223	MU	Marietta	GA	Actual/360	4.900%	22,372.05	9,736.92	0.00	N/A	06/06/24	--	5,478,869.21	5,469,132.29	05/06/23
58	407000306	LO	Various	Various	Actual/360	4.794%	19,990.98	10,942.88	0.00	N/A	09/06/24	03/06/24	5,003,999.36	4,993,056.48	05/06/23
59	406100236	MU	Melbourne	FL	Actual/360	5.600%	21,810.14	14,154.14	0.00	N/A	09/06/24	--	4,673,602.19	4,659,448.05	05/06/23
60	302501060	MF	Tulsa	OK	Actual/360	4.628%	19,282.95	9,840.37	0.00	N/A	07/06/24	04/06/24	4,999,899.47	4,990,059.10	05/06/23
61	406100207	RT	Katy	TX	Actual/360	5.120%	19,158.01	9,683.50	0.00	N/A	04/06/24	--	4,490,157.82	4,480,474.32	05/06/23
62	406100232	IN	El Cajon	CA	Actual/360	4.710%	18,157.84	8,323.35	0.00	N/A	09/06/24	--	4,626,201.40	4,617,878.05	05/06/23
63	302501063	RT	Brentwood	TN	Actual/360	4.974%	18,035.61	8,057.03	0.00	N/A	09/06/24	--	4,351,172.77	4,343,115.74	05/06/23
64	302501064	IN	Peachtree City	GA	Actual/360	4.810%	15,645.21	8,517.21	0.00	N/A	09/01/24	07/01/24	3,903,169.87	3,894,652.66	05/01/23
65	302501065	RT	Millbrook	AL	Actual/360	5.200%	15,216.03	11,155.40	0.00	N/A	08/06/24	--	3,511,390.83	3,500,235.43	05/06/23
67	406100228	RT	Hapeville	GA	Actual/360	5.690%	16,858.75	6,911.69	0.00	N/A	08/06/24	--	3,555,448.11	3,548,536.42	05/06/23
69	406100215	MH	Brookshire	TX	Actual/360	5.950%	13,993.41	5,387.63	0.00	N/A	05/06/24	--	2,822,199.84	2,816,812.21	05/06/23
Totals							4,002,937.68	1,502,525.37	0.00				1,037,756,318.30	1,036,253,792.93
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	56,965,678.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,877,897.99	18,468,569.99	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	6,507,453.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	37,402,315.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,915,053.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,667,731.03	725,504.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,142,160.81	1,025,095.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,481,073.00	0.00	--	--	--	0.00	88,337.27	0.00	0.00	0.00	0.00
15	8,441,463.00	972,517.00	01/01/20	03/31/20	07/06/22	4,373,004.00	47,315.91	138,172.49	5,234,782.91	1,434,768.66	0.00
16	1,458,817.00	0.00	--	--	--	0.00	14,943.73	150,007.58	1,200,845.78	797,515.25	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	3,121,900.00	3,208,932.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,295,613.86	591,823.78	01/01/22	06/30/22	01/07/21	12,725,941.21	2,115,137.29	84,751.36	2,818,571.73	295,808.70	0.00
20	1,375,705.18	266,611.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,666,854.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	336,995.00	379,367.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,485,803.55	401,571.14	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	1,423,676.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	2,059,385.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,142,781.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	411,349.82	0.00	--	--	--	0.00	0.00	61,349.92	61,349.92	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,354,314.17	325,284.85	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,243,417.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,001,451.00	438,033.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	970,123.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	862,684.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	835,904.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	798,899.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	834,832.00	209,706.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	740,729.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	427,230.00	585,868.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,340,980.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,289,458.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1,252,286.51	319,037.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	627,896.72	456,231.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	603,852.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	574,953.00	333,279.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	555,537.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	704,822.00	201,532.52	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	169,775,402.80	30,332,640.81				17,098,945.21	2,265,734.20	434,281.36	9,315,550.34	2,528,092.61	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	3	75,933,729.16	0	0.00	2	48,919,578.54	0	0.00	0	0.00	0	0.00	4.628741%	4.583302%	15
04/12/23	0	0.00	1	10,624,894.19	3	76,080,002.51	0	0.00	2	49,014,891.34	0	0.00	0	0.00	0	0.00	4.628760%	4.583310%	16
03/10/23	1	10,644,270.34	0	0.00	3	76,215,768.80	0	0.00	2	49,103,189.64	0	0.00	0	0.00	0	0.00	4.628775%	4.583314%	17
02/10/23	1	10,667,633.64	0	0.00	4	105,982,177.69	0	0.00	2	49,211,040.95	0	0.00	0	0.00	0	0.00	4.628802%	4.583327%	18
01/12/23	1	10,686,841.56	0	0.00	4	106,158,159.84	0	0.00	2	49,298,516.34	0	0.00	0	0.00	0	0.00	4.628817%	4.583331%	19
12/12/22	1	10,705,973.88	1	27,263,772.49	3	79,069,653.99	0	0.00	2	49,385,624.70	0	0.00	0	0.00	0	0.00	4.628831%	4.583335%	20
11/14/22	1	10,726,392.83	0	0.00	3	76,792,864.88	0	0.00	3	49,479,045.01	0	0.00	0	0.00	1	11,132,306.83	4.628849%	4.590453%	21
10/13/22	1	10,745,369.47	0	0.00	3	76,925,743.75	0	0.00	3	60,731,565.98	0	0.00	0	0.00	0	0.00	4.632084%	4.591287%	22
09/12/22	1	10,765,638.33	0	0.00	3	77,068,128.13	0	0.00	3	60,859,504.94	0	0.00	0	0.00	0	0.00	4.632107%	4.585561%	23
08/12/22	0	0.00	0	0.00	3	77,199,892.15	0	0.00	3	60,978,675.52	0	0.00	0	0.00	0	0.00	4.632125%	4.585564%	24
07/12/22	0	0.00	0	0.00	4	107,226,746.95	0	0.00	3	61,097,344.92	0	0.00	0	0.00	0	0.00	4.632143%	4.585566%	25
06/10/22	0	0.00	0	0.00	4	107,411,740.92	0	0.00	3	61,223,795.06	0	0.00	0	0.00	0	0.00	4.632166%	4.578534%	26
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	302501015	07/06/20	33	6	138,172.49	5,234,782.91	1,503,993.33	28,596,376.91	05/20/20	7			11/02/21
16	302501016	09/06/22	7	6	150,007.58	1,200,845.78	820,755.75	27,410,041.89	05/14/20	2
19	302501019	08/01/20	32	6	84,751.36	2,818,571.73	1,187,945.35	23,228,670.53	08/17/17	7			09/24/19
36	406100233	04/06/23	0	B	61,349.92	61,349.92	0.00	10,624,894.19	02/25/19	98
Totals					434,281.36	9,315,550.34	3,512,694.43	89,859,983.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		167,286,456	167,286,456	0		0
13 - 24 Months		805,142,337	729,208,608	27,014,151		48,919,579
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		63,825,000	63,825,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,036,253,793	960,320,064	0	0	27,014,151	48,919,579
Apr-23	1,037,756,318	951,051,422	0	10,624,894	27,065,111	49,014,891
Mar-23	1,039,154,286	952,294,247	10,644,270	0	27,112,579	49,103,190
Feb-23	1,040,843,343	924,193,532	10,667,634	0	56,771,137	49,211,041
Jan-23	1,042,228,867	925,383,866	10,686,842	0	56,859,644	49,298,516
Dec-22	1,043,608,816	926,569,415	10,705,974	27,263,772	29,684,029	49,385,625
Nov-22	1,045,082,666	957,563,409	10,726,393	0	27,313,820	49,479,045
Oct-22	1,057,617,723	958,780,439	10,745,369	0	27,360,348	60,731,566
Sep-22	1,059,115,317	960,080,132	10,765,638	0	27,410,042	60,859,505
Aug-22	1,060,505,945	972,071,064	0	0	27,456,206	60,978,676
Jul-22	1,061,890,971	943,395,806	0	0	57,397,820	61,097,345
Jun-22	1,063,372,323	944,657,334	0	0	57,491,194	61,223,795
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	301880014	29,460,124.24	29,460,124.24	41,000,000.00	01/01/23	2,228,989.00	1.13290	12/31/22	09/06/24	255
15	302501015	27,069,464.76	28,596,376.91	75,900,000.00	06/16/22	779,635.00	0.55670	03/31/20	07/06/24	255
16	302501016	27,014,150.62	27,410,041.89	32,700,000.00	11/30/22	1,241,050.00	0.68790	12/31/22	09/06/24	255
19	302501019	21,850,113.78	23,228,670.53	9,600,000.00	11/22/22	116,649.78	0.13980	06/30/22	09/01/24	255
36	406100233	10,604,087.10	10,624,894.19	17,500,000.00	07/01/14	289,663.82	0.39280	12/31/22	09/06/24	255
Totals		115,997,940.50	119,320,107.76	176,700,000.00		4,655,987.60

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	301880014	LO	FL	11/18/22	1

Loan transferred due to Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. Borrower and third-party consultant have signed the PNL and provided the requested due diligence. The special servicer is dual tracking approval of p otential settlement and enforcement of lender's rights. Special Servicer and Borrower are working to paper a FB Agreement and expect deal to be finalized soon. Agreement signed. Review of 2022 budget underway and will seek a return to MS. Budget approved and loan to be returned to the MS. Return to MS initiated. Loan re-transferred to Special Servicing due to a Judgement lien being attached to the Borrower. Currently reviewing all options. 2023 budget

	reviewed and approved. Loan remains current and Lender monitoring litigation.
15	302501015	OF	TX	05/20/20	7

The subject loan transferred to special servicing 5/20/20 for imminent monetary default. The collateral is a leasehold interest in a 724K SF CBD office property built in 1982 located in Dallas. TX. YE 2019 DSCR was 1.36x with 90% occupancy. At the time of transfer, occupancy was approximately 70% following a major tenant extension and contraction. Borrower defaulted on the August debt service payment and Lender issued a default notice. Borrower filed a TRO and temporary injunction was entered providing B orrower 180 days. TRO expired in October of 2021 and Lender was the winning bidder in the foreclosure auction held on 11/2/21. Deed was recorded and asset became REO effective 11/3/21. Lender is

	working with the property management and leasing teams to s tabilize the asset.
16	302501016	RT	NJ	05/14/20	2

Loan transferred to special servicing in August 2020 after failing to make the June 2020 payment as a result of COVID-19. After numerous discussions between Borrower and Special Servicer, both parties tentatively agreed on a loan modification whereby the loan would be brought current. After Special Servicer's counsel drafted the agreement, borrower decided not to move forward with the bring current. CBRE is in-place as receiver and foreclosure litigation is ongoing.

	Special Servicer is currently evaluatin g a receiver sale simultaneously with seeking a final judgment of foreclosure.

19	302501019	OF	CT	08/17/17	7

As of 9/24/19, the property transferred to REO. A property manager and leasing agent have been engaged and the transition to REO has been completed. The Property is currently 46% occupied. A lease expansion and extension with Burns and McDonnell has be en executed as well as a lease extension with Liberty Mutual. A lease renewal is being drafted by counsel for Anthem Blue Cross/Blue Shield. Tenants are beginning to return to the office. Anthem lease has been

	executed. Currently negotiating with prospe ctive tenants. A sale is expected in Q3 of 2023.

36	406100233	OF	WI	02/25/19	98

Loan transferred for Imminent Non-Monetary Default as tenancy declined due to the impacts of the COVID-19 pandemic. The Loan is in cash management. Occupancy fell below 60% in 2022. Special Servicer is monitoring leasing activity at the

	Property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	05/01/20	05/06/20	07/06/20
1	656100286	120,000,000.00	4.12500%	120,000,000.00	4.12500%	10	07/06/20	05/06/20	05/01/20
2	302501002	74,071,251.43	4.13000%	74,071,251.43	4.13000%	10	05/01/20	05/01/20	07/06/20
2	302501002	73,438,592.50	4.13000%	73,336,063.48	4.13000%	10	07/06/20	05/01/20	05/01/20
6	302501006	0.00	4.99500%	0.00	4.99500%	10	06/30/20	06/30/20	--
6	302501006	0.00	4.99500%	0.00	4.99500%	10	10/25/21	06/30/20	--
14	301880014	0.00	4.80000%	0.00	4.80000%	10	11/30/21	08/06/20	--
18	301880016	0.00	4.61000%	0.00	4.61000%	10	03/08/22	03/08/22	--
21	302501021	19,733,141.87	4.78250%	19,733,141.87	4.78250%	10	06/01/20	06/06/20	08/06/20
21	302501021	19,583,257.11	4.78250%	19,553,948.43	4.78250%	10	08/06/20	06/06/20	06/01/20
Totals		213,804,393.30		213,804,393.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	406100165	08/12/21	29,859,405.94	8,700,000.00	11,450,774.39	713,570.68	11,450,774.39	10,737,203.71	19,122,202.23	0.00	(173,698.15)	19,295,900.38	58.47%
31	406100220	11/14/22	11,166,170.04	10,400,000.00	13,377,118.08	316,064.53	13,377,118.08	13,061,053.55	0.00	0.00	0.00	0.00	0.00%
49	407000284	12/11/20	6,773,014.55	3,500,000.00	2,497,822.42	709,988.62	2,497,822.42	1,787,833.80	4,985,180.75	0.00	195,329.56	4,789,851.19	62.40%
68	302501068	11/15/21	2,762,798.76	2,900,000.00	3,006,419.93	755,239.97	3,006,419.93	2,251,179.96	511,618.80	76,085.94	76,085.94	435,532.86	12.09%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,561,389.29	25,500,000.00	30,332,134.82	2,494,863.80	30,332,134.82	27,837,271.02	24,619,001.78	76,085.94	97,717.35	24,521,284.43

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	406100165	10/13/21	0.00	0.00	19,295,900.38	0.00	0.00	173,698.15	0.00	0.00	19,295,900.38
		08/12/21	0.00	0.00	19,122,202.23	0.00	0.00	19,122,202.23	0.00	0.00
31	406100220	11/14/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	407000284	03/10/23	0.00	0.00	4,789,851.19	0.00	0.00	(45,382.44)	0.00	0.00	4,789,851.19
		10/13/22	0.00	0.00	4,835,233.63	0.00	0.00	(149,947.12)	0.00	0.00
		12/11/20	0.00	0.00	4,985,180.75	0.00	0.00	4,985,180.75	0.00	0.00
68	302501068	05/12/23	0.00	0.00	435,532.86	0.00	0.00	(76,085.94)	0.00	0.00	435,532.86
		11/15/21	0.00	0.00	511,618.80	0.00	0.00	511,618.80	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(76,085.94)	0.00	0.00	(76,085.94)
Cumulative Totals			0.00	0.00	24,521,284.43	0.00	0.00	24,521,284.43	0.00	0.00	24,521,284.43

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	6,147.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,649.76	0.00	0.00	17,091.16	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,638.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,561.68	0.00	0.00	53,979.20	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,219.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	(766.01)	0.00	0.00	0.00	0.00	0.00	(154.87)	0.00
36	0.00	0.00	2,213.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	(366.29)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,210.62	0.00	87.50	71,070.36	0.00	0.00	0.00	0.00	(154.87)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		95,213.61

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29